Selected Statements of Income Data - Schedule of Selected Statements of Income Data (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Provision (recovery) of doubtful accounts	$ (1,761)	$ 2,382	$ 144